Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 25,311	¥ 174,024	¥ 362,862
Term deposits and short term investments	132,731	912,594	737,657
Restricted cash	39,219	269,648	336,700
Accounts receivable, net	70,411	484,113	458,744
Amounts due from related parties	13,269	91,228	187,214
Prepayments and other current assets	12,938	88,963	57,458
Convertible loans due from a related party (Note 11)			102,631
Total current assets	293,879	2,020,570	2,243,266
Non-current assets:
Property and equipment, net	13,909	95,631	64,454
Intangible assets, net	14,173	97,448	6,712
Goodwill	49,202	338,288
Available-for-sale debt investments	285,285	1,961,474	1,196,330
Equity investments, net	4,901	33,694	15,342
Deferred tax assets	8,750	60,160	60,460
Other non-current assets	3,411	23,454	12,544
Total non-current assets	379,631	2,610,149	1,355,842
Total assets	673,510	4,630,719	3,599,108
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB326,272 and RMB457,498 (US$66,541) as of December 31, 2017 and 2018, respectively. Note 1) :
Short-term bank loans	38,930	267,665	330,000
Accounts payable	38,507	264,753	262,657
Amounts due to related parties	3,668	25,218	14,140
Advances from customers	7,941	54,601	65,196
Taxes payable	14,746	101,386	92,214
Salary and welfare payable	19,245	132,316	134,471
Accrued expenses and other current liabilities	33,063	227,328	173,253
Total current liabilities	156,100	1,073,267	1,071,931
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB20,979 and RMB28,796 (US$4,188) as of December 31, 2017 and 2018, respectively. Note 1) :
Deferred tax liabilities	20,502	140,960	1,312
Long-term liabilities	3,801	26,131	24,714
Total non-current liabilities	24,303	167,091	26,026
Total liabilities	180,403	1,240,358	1,097,957
Shareholders' equity:
Additional paid-in capital	233,378	1,604,588	1,587,575
Statutory reserves	12,744	87,620	81,237
Retained earnings	23,215	159,621	229,250
Accumulated other comprehensive income	172,840	1,188,358	570,244
Total Phoenix New Media Limited shareholders' equity	447,927	3,079,727	2,507,539
Noncontrolling interests	45,180	310,634	(6,388)
Total shareholders' equity	493,107	3,390,361	2,501,151
Total liabilities and shareholders' equity	673,510	4,630,719	3,599,108
Class A ordinary shares
Shareholders' equity:
Ordinary shares	2,543	17,487	17,180
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 3,207	¥ 22,053	¥ 22,053